Trade receivables (Tables)	12 Months Ended
Mar. 31, 2021
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Schedule of Trade Receivables

	As at March 31,
	2020		2021
Trade receivables	₹	124,460	₹	109,733
Allowance for lifetime expected credit loss		(13,937)		(11,077)

	₹	110,523	₹	98,656

Non-current		6,049		4,358
Current		104,474		94,298

Summary of Allowance for Lifetime Expected Credit Loss
The activity in the allowance for lifetime expected credit loss is given below:

	As at March 31,
	2020		2021
Balance at the beginning of the year	₹	14,824	₹	13,937
Additions during the year, net (Refer to Note 25)		1,043		1,506
Charged against allowance		(2,139)		(4,381)
Translation adjustment		209		15

Balance at the end of the year	₹	13,937	₹	11,077